Significant Acquistions (Details Narrative) - Cowen Inc [Member] $ in Millions, $ in Millions	Apr. 30, 2023 CAD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid		$ 1,500	$ 1,100
Percentage of common shares acquired		100.00%	100.00%
Share-based compensation amounts		$ 205	$ 151
Assets		10,848	7,970
Liabilities		9,900	7,275
Other intangibles assets		312	229
Goodwill		698	513
Assets classified as held for sale	$ 1,493
Liabilities classified as held for sale	$ 860
Series A Preferred Stock [Member]
Disclosure of detailed information about business combination [line items]
Settlement of stocks		$ 253	$ 186